STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive income (loss) [Member]	Retained earnings (Accumulated deficit) [Member]	Treasury Shares [Member]	Total
Balance at Dec. 31, 2014	$ 189	$ 203,984		$ 42,826	$ (1,002)	$ 245,997
Balance, shares at Dec. 31, 2014	69,202,431
Issuance of shares related to acquisitions	$ 5	5,574				5,579
Issuance of shares related to acquisitions, shares	1,798,837
Issuance of shares in private placement, net of issuance cost of $105	$ 11	10,009				10,020
Issuance of shares in private placement, net of issuance cost of $105, shares	4,436,898
Stock-based compensation		7,679				7,679
Exercise of stock option and vesting of restricted stock units	$ 1	12				13
Exercise of stock option and vesting of restricted stock units, shares	373,321
Other comprehensive income (loss)			(794)			(794)
Net income (loss)				(68,657)		(68,657)
Balance at Dec. 31, 2015	$ 206	227,258	(794)	(25,831)	(1,002)	199,837
Balance, shares at Dec. 31, 2015	75,811,487
Issuance of shares related to acquisitions	$ 1	674				675
Issuance of shares related to acquisitions, shares	290,981
Issuance of shares related to price adjustment of private placement	$ 2	(2)
Issuance of shares related to price adjustment of private placement, shares	782,981
Contribution by shareholders						5,000
Stock-based compensation		6,900				6,900
Exercise of stock option and vesting of restricted stock units	$ 1	1				2
Exercise of stock option and vesting of restricted stock units, shares	337,620
Other comprehensive income (loss)			529			529
Net income (loss)				201		201
Balance at Dec. 31, 2016	$ 210	234,831	(265)	(25,630)	(1,002)	$ 208,144
Balance, shares at Dec. 31, 2016	77,223,069					77,223,069
Issuance of shares related to acquisitions
Stock-based compensation		2,144				$ 2,144
Exercise of stock options, shares
Exercise of stock option and vesting of restricted stock units	$ 1					$ 1
Exercise of stock option and vesting of restricted stock units, shares	327,000
Other comprehensive income (loss)			797			797
Net income (loss)				(72,754)		(72,754)
Balance at Dec. 31, 2017	$ 211	$ 236,974	$ 532	$ (98,384)	$ (1,002)	$ 138,332
Balance, shares at Dec. 31, 2017	77,550,069					77,550,069